Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2021	March 31, 2020
Computer and equipment	198,637	198,309
Automobiles	99,939	150,411
	298,576	348,720
less: Accumulated depreciation	(250,284)	(214,114)
Total, net	$48,292	$134,606